Debt (AR Securitization) (Details) - CAD ($)		12 Months Ended
	Jan. 19, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust		$ 450,000,000
Accounts receivable securitization borrowings		0	$ 0	$ 0
Accounts Receivable Securitization [Roll Forward]
Beginning of year		0	0	200,000,000
Proceeds received		0	0	450,000,000
Repayment		0	0	(650,000,000)
End of year		$ 0	$ 0	$ 0
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Extension term	1 year